INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Opening balance	$ 91,799,267	$ 92,344,598
Dividends declared	(2,363,400)	(6,232,958)
Share in operating income	4,549,733	3,145,106
Other increase (decrease) in investments in associates	(5,031,065)	4,157,571
Ending balance	85,192,710	91,799,267
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Opening balance	885,062
Impairment equity method		(1,615,050)
Disposal equity method	(840,815)
Ending balance		885,062
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Opening balance	28,764,973
Impairment equity method	(2,921,010)
Ending balance	$ 25,440,212	$ 28,764,973